Capital and other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Reserves Within Equity

(CHF in millions)	12/31/2025	12/31/2024

Share premium	760.8	756.9
Statutory reserves	62.4	53.9
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	473.2	406.7
Capital reserves	1,289.0	1,210.0
Foreign currency translation effect	(56.0)	(1.1)
Taxes on foreign currency translation effect	6.3	(0.1)
Actuarial gains and losses	3.8	(3.4)
Taxes on actuarial gains and losses	(0.7)	0.7
Other reserves	(46.6)	(4.0)